TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 5,976	$ 10,354
Accrued expenses	11,784	12,060
Accrued compensation	29,678	30,009
Cash flow hedge	316	518
Warrant liability	5,837
Others	1,272	272
Trade and other payables	$ 54,863	$ 53,213